Note 16 - Stockholders' Equity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds from Issuance of Private Placement	$ 1,753,849	$ 3,859,933
Share-based Compensation	57,292	0
Issued to Investor [Member] | Private Placement [Member]
Warrants, grant date fair value	131,310	178,077
Issued to Placement Agent [Member] | Private Placement [Member]
Warrants, grant date fair value	131,310	178,077
Placement Agent Fees [Member] | Private Placement [Member]
Payments of Stock Issuance Costs	210,000
Legal and Other Related Cost [Member] | Private Placement [Member]
Payments of Stock Issuance Costs	110,000
Private Placement [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)		449,740
Private Placement [Member]
Number of units issued (in Shares)	517,000	2,998,267
Unit, description	1 share of the Company's common stock and a warrant to purchase 15% of 1 share of the Company's common stock	1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock
Price per unit (in Dollars per share)	$ 4.00	$ 1.50
Proceeds from Issuance of Private Placement, Gross	2,070,000	4,500,000
Proceeds from Issuance of Private Placement		3,860,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	77,550	449,740
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.50	2.00
Warrant call price (in Dollars per share)	$ 5.00	$ 4.00
Warrant, Call Feature	(i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00	(i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $4.00
Payments of Stock Issuance Costs		449,740
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	67.00%	69.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.34%	0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Investor Relations Contract [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	100,000
Investor relation contract, total service period	24 months
Stock Issued During Period, Shares, Issued for Services (in Shares)	50,000
Equity Issuance, Per Share Amount (in Dollars per share)	$ 2.75
Share-based Compensation	$ 57,292
Investor Relation Contract, service period	5 months
Investor relations contract, shares to be issued (in Shares)	50,000
Investor Relation Contract, Stock to Be Issued, Issuance Date Description	within 180 business days of the contract signing date